Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets
Schedule of intangible assets

		June 30,	December 31,
	Useful Lives	2023	2022
Patent application costs	3 Years	$420,002	$382,285
Trade name and trademarks	3 Years	69,556	68,356
Intangible assets, gross		489,558	450,641
Less: Accumulated amortization		(274,735)	(198,955)
Intangible assets, net		$214,823	$251,686

		As of December 31,
	Useful Lives	2022	2021
Patent application costs	3 years	$382,285	$207,630
Trade name and trademarks	3 years	68,356	86,999
Intangible assets, gross		450,641	294,629
Less: Accumulated amortization		(198,955)	(92,822)
Intangible assets, net		$251,686	$201,807

Schedule of estimated future amortization expense of intangible assets

Years Ending December 31,	Amount
2023	$76,048
2024	93,545
2025	42,884
2026	2,346
$214,823

Years Ending December 31,	Amount
2023	$140,434
2024	80,940
2025	30,312
Total future amortization expense of intangible assets	$251,686